Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	DREYFUS US TREASURY LONG TERM FUND
Central Index Key	0000779129
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND | DREYFUS ONE HUNDRED PERCENT US TREASURY MONEY MARKET FUND
Risk/Return:
Trading Symbol	DUSXX
DREYFUS US TREASURY INTERMEDIATE TERM FUND | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Risk/Return:
Trading Symbol	DRGIX
DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND
Risk/Return:
Trading Symbol	DRGBX